Long-Term Trade And Unbilled Receivables And Contract Assets	12 Months Ended
Dec. 31, 2021
Billed and Unbilled Contract Claims Subject to Uncertainty [Abstract]
Long-Term Trade And Unbilled Receivables And Contract Assets	LONG-TERM TRADE AND UNBILLED RECEIVABLES AND CONTRACT ASSETS
The following table presents the components of long-term trade and unbilled receivables and contract assets as of December 31, 2021 and 2020.

	December 31, 2021	December 31, 2020
Trade and unbilled receivables	$121,444	$178,484
Contract assets	194,630	133,613
Total	$316,074	$312,097

The majority of the long-term contract assets are expected to be billed and collected during the years 2023-2029. Long-term trade receivables and contract assets are mainly related to contracts with the IMOD.